NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED JULY 17, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

Thomas Lavia has been named a portfolio manager of Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Small-Cap Value Fund. Andrew Hwang will continue to serve as a portfolio manager of the Funds. Phyllis Thomas is no longer a portfolio manager of the Funds.

Mr. Lavia, CFA, Managing Director, Portfolio Manager and Equity Analyst, joined NWQ in 2011. He also serves as NWQ’s Director of Research.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQ2P-0719P

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED JULY 17, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2018

Thomas Lavia has been named a portfolio manager of Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Small-Cap Value Fund. Andrew Hwang will continue to serve as a portfolio manager of the Funds. Phyllis Thomas is no longer a portfolio manager of the Funds.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQ2SAI-0719P